UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                              ------------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Silver Point Capital, L.P.
                  --------------------------------------------
Address:                   Two Greenwich Plaza
                  --------------------------------------------
                           Greenwich, CT 06830
                  --------------------------------------------


13F File Number:  028-11466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Frederick H. Fogel
                  -----------------------------------
Title:                     Authorized Signatory
                  -----------------------------------
Phone:                     (203) 542-4000
                  -----------------------------------

Signature, Place, and Date of Signing:

         /s/ Frederick H. Fogel     Greenwich, CT       May 15, 2009
-------------------------------------------------       -----------------------
              [Signature] [City, State] [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                        ---------------

Form 13F Information Table Entry Total:    35
                                        ---------------

Form 13F Information Table Value Total:    $377,682,000


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report:

        NONE

FORM 13F INFORMATION TABLE

                                   TITLE OF                VALUE    SHARES/   SH/ PUT/      INVSTMT     OTHER      VOTING AUTHORITY
    NAME OF ISSUER                  CLASS         CUSIP   (x1000)   PRN AMT   PRN CALL      DSCRETN    MANAGERS    SOLE  SHARED NONE
-----------------------            --------     --------- --------  -------   --- ----      -------    --------    ----- ------ ----
AIRTRAN HLDGS INC                   CALL        00949P908      88       2,000     CALL   SHARED-DEFINED             2,000
AMERICAN AXLE & MFG HLDGS IN        CALL        024061903       1         183     CALL   SHARED-DEFINED               183
BORLAND SOFTWARE CORP          NOTE 2.750% 2/1  099849AB7   8,942  14,250,000 PRN        SHARED-DEFINED                         None
BORLAND SOFTWARE CORP                COM        099849101     110     240,000 SH         SHARED-DEFINED           240,000
BWAY HOLDING COMPANY                 COM        12429T104   3,792     480,600 SH         SHARED-DEFINED           480,600
CALPINE CORP                       COM NEW      131347304     550      80,702 SH         SHARED-DEFINED            80,702
CHARTER COMMUNICATIONS INC D   NOTE 6.500%10/0  16117MAF4     151   2,000,000 PRN        SHARED-DEFINED                         None
DANA HOLDING CORP                    COM        235825205   1,457   3,166,538 SH         SHARED-DEFINED         3,166,538
DELTA AIR LINES INC DEL            COM NEW      247361702   2,772     492,394 SH         SHARED-DEFINED           492,394
DIAMONDS TR                      UNIT SER 1     252787106   7,592     100,000 SH         SHARED-DEFINED           100,000
EXCO RESOURCES INC                   COM        269279402  37,532   3,753,156 SH         SHARED-DEFINED         3,753,156
EXIDE TECHNOLOGIES            *W EXP 05/05/201  302051123      18     103,500 SH         SHARED-DEFINED           103,500
GRACE W R & CO DEL NEW               COM        38388F108  19,908   3,150,000 SH         SHARED-DEFINED         3,150,000
IPCS INC                           COM NEW      44980Y305  27,718   2,854,568 SH         SHARED-DEFINED         2,854,568
KNOLOGY INC                          COM        499183804   3,352     813,500 SH         SHARED-DEFINED           813,500
MASCO CORP                          CALL        574599906      24       4,700     CALL   SHARED-DEFINED             4,700
MSC SOFTWARE CORP                    COM        553531104  33,784   5,990,000 SH         SHARED-DEFINED         5,990,000
NAVISITE INC                       COM NEW      63935M208     353     881,500 SH         SHARED-DEFINED           881,500
NRG ENERGY INC                     COM NEW      629377508     448      25,470 SH         SHARED-DEFINED            25,470
PORTLAND GEN ELEC CO               COM NEW      736508847     424      24,106 SH         SHARED-DEFINED            24,106
QUANTUM CORP                   NOTE 4.375% 8/0  747906AE5  16,192  24,094,000 PRN        SHARED-DEFINED                         None
ROCKWOOD HLDGS INC                   COM        774415103   7,781     980,000 SH         SHARED-DEFINED           980,000
SELECT SECTOR SPDR TR           SBI INT-FINL    81369Y605   6,608     750,000 SH         SHARED-DEFINED           750,000
SELECT SECTOR SPDR TR           SBI INT-INDS    81369Y704   7,833     425,000 SH         SHARED-DEFINED           425,000
SIRIUS XM RADIO INC                  COM        82967N108     438   1,250,000 SH         SHARED-DEFINED         1,250,000
SIX FLAGS INC                  NOTE 4.500% 5/1  83001PAJ8     780   8,664,000 PRN        SHARED-DEFINED                         None
SPDR GOLD TRUST                   GOLD SHS      78463V107  22,570     250,000 SH         SHARED-DEFINED           250,000
SPDR TR                          UNIT SER 1     78462F103 121,377   1,526,368 SH         SHARED-DEFINED         1,526,368
SPDR TR                              PUT        78462F953  24,975      45,000     PUT    SHARED-DEFINED            45,000
SPORT CHALET INC                    CL A        849163209      41     217,000 SH         SHARED-DEFINED           217,000
TORCH ENERGY ROYALTY TRUST      UNIT BEN INT    891013104  13,050   5,931,709 SH         SHARED-DEFINED         5,931,709
TOWER SEMICONDUCTOR LTD              ORD        M87915100     594   2,827,979 SH         SHARED-DEFINED         2,827,979
TRIMAS CORP                        COM NEW      896215209     961     549,200 SH         SHARED-DEFINED           549,200
VONAGE HLDGS CORP                    COM        92886T201   1,180   2,951,400 SH         SHARED-DEFINED         2,951,400
XYRATEX LTD                          COM        G98268108   4,290   1,950,000 SH         SHARED-DEFINED         1,950,000